Cash Flows Information - Change in Liabilities Arising From Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	$ 2,499,571	$ 76,511,879	$ 111,070,988
Financing cash flows	3,320,914	101,653,172	(19,636,346)
Non-cash changes
Acquisition through business combinations (Note 30)	789,192	24,157,174
Bonds conversion	(145,612)	(4,457,191)	(11,650,369)
Reclassification for applying IFRS 9	(42,535)	(1,301,994)
Amortization of issuance cost	7,089	216,973	325,253
Effects of foreign currency exchange	44,682	1,367,721	(3,597,647)
Ending balance	6,473,301	198,147,734	76,511,879
Short-term borrowings [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	586,817	17,962,471	20,955,522
Financing cash flows	729,429	22,327,813	(2,038,993)
Non-cash changes
Acquisition through business combinations (Note 30)	118,257	3,619,858
Reclassification for applying IFRS 9	(42,535)	(1,301,994)
Effects of foreign currency exchange	21,409	655,321	(954,058)
Ending balance	1,413,377	43,263,469	17,962,471
Bonds payable [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	756,053	23,142,780	36,999,903
Financing cash flows	(202,078)	(6,185,600)	(1,123,972)
Non-cash changes
Acquisition through business combinations (Note 30)	145,612	4,457,191
Bonds conversion	(145,612)	(4,457,191)	(11,650,369)
Amortization of issuance cost	940	28,756	319,463
Effects of foreign currency exchange			(1,402,245)
Ending balance	554,915	16,985,936	23,142,780
Long-term borrowings [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	1,156,701	35,406,628	53,115,563
Financing cash flows	2,793,563	85,510,959	(16,473,381)
Non-cash changes
Acquisition through business combinations (Note 30)	525,323	16,080,125
Amortization of issuance cost	6,149	188,217	5,790
Effects of foreign currency exchange	23,273	712,400	(1,241,344)
Ending balance	$ 4,505,009	$ 137,898,329	$ 35,406,628